Commitments (Details)	Aug. 31, 2024 CAD ($)
2025
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 3,180,531
2026
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 1,283,257